INVESTMENTS - (Schedule of Long-term Investments) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Carrying amount of Equity investments at fair value without readily determinable fair value	¥ 69,357	$ 10,088	¥ 66,237
Carrying amount of equity method investments	125,018	18,183	280,836
Carrying amount of long-term investments	¥ 194,375	$ 28,271	¥ 347,073